Provisions and contingent liabilities - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 29,963	R$ 63,805